FAIR VALUE MEASUREMENTS (Changes in Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Balance at the beginning of year		$ 407	$ 3,926
Conversion to warrants to purchase ordinary share immediately prior to the IPO		(233)
Change in fair value		$ (174)	(3,519)
Balance at the end of year			$ 407